Convertible Notes and Derivative Liability and Warrants - Schedule of Promissory Notes (Details) - Promissory Notes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Balance at beginning of the year
Issued during the year	1,453,861
Waiver of liability	953,861
Ending balance	$ 500,000